EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended
	Feb. 22, 2013	Nov. 14, 2013	Nov. 29, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 21, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options				$ 2,166
Treasury Stock, Shares, Acquired			2,000,000
Stock Repurchase Program, Authorized Amount			7,000
Share Price	$ 0.15		$ 3.50				$ 4.1
Proceeds from Issuance of Common Stock		37,791		37,791	0	0
Common Stock Repurchase Percentage			5.00%
Payments Of Dividends	5,802			5,802
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares		6,497,400		6,497,400
Share Price		$ 6.25
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				595,000	432,805	2,429,844
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 2.51	$ 1.96	$ 2.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value				$ 2,839	$ 2,668	$ 253
2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award				6 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				839,984